File Number 2-28097
Amendment to the Statement of
Additional Information
By Supplement or Sticker
Pursuant to Rule 497(e)

This information reflects changes to
the Statement of Additional
Information Section,
"Fund Manager Arrangements"
(page 33).

SUPPLEMENT TO THE ENTERPRISE GROUP
OF FUNDS, INC. STATEMENT OF ADDITIONAL
INFORMATION DATED SEPTEMBER 29, 2000.

This paragraph supersedes the "Name and
Control Persons of the Fund Manager"
paragraph for the Global Financial Services
Fund and supersedes the second paragraph of the "Name and Control Persons of the Fund Manager" section for the
Managed Fund:

Sanford C. Bernstein & Co., LLC is a
subsidiary of Alliance Capital Management,
L.P.


October 13, 2000